Cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2025, December 31, 2024 and June 30, 2024:

	June 30, 2025	December 31, 2024	June 30, 2024
Cash and cash equivalents	$2,696,068	$1,209,226	$1,436,032
Restricted cash	150,081	192,356	176,203
Total cash, cash equivalents and restricted cash	$2,846,149	$1,401,582	$1,612,235

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2025, December 31, 2024 and June 30, 2024:

	June 30, 2025	December 31, 2024	June 30, 2024
Cash and cash equivalents	$2,696,068	$1,209,226	$1,436,032
Restricted cash	150,081	192,356	176,203
Total cash, cash equivalents and restricted cash	$2,846,149	$1,401,582	$1,612,235